Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO[1]	Average Summary Compensation Table Total for Non-CEO Named Executive Officers	Average Compensation Actually Paid to Non-CEO Named Executive Officers[2]	Value of initial fixed $100 investment based on:[3]		Net Income (in billions)	Combined Ratio[5]
					Total Shareholder Return	Peer Group Total Shareholder Return[4]
2025	$17,705,924	$25,770,278	$4,775,921	$5,990,098	$254.12	$228.85	$11.3	87.4
2024	16,377,514	61,138,966	4,339,067	12,538,153	261.98	209.20	8.5	88.8
2023	15,636,618	49,003,116	4,062,285	9,728,818	173.05	154.70	3.9	94.9
2022	12,748,826	48,474,661	3,171,093	9,195,384	140.52	139.68	0.7	95.8
2021	14,462,961	26,403,691	3,668,598	5,359,600	110.82	117.51	3.4	95.3

Company Selected Measure Name	Combined ratio
Named Executive Officers, Footnote	Represents amounts for Mrs. Griffith (our CEO since July 2016) as computed in accordance with Item 402(v) of Regulation S-K and includes certain adjustments to the amounts in the “Summary Compensation Table Total for CEO” column for each covered fiscal year.The non-CEO named executive officers include for (i) 2025 through 2022, Mr. Sauerland, Mr. Callahan, Ms. Bailo, and Mr. Murphy; and (ii) 2021, Mr. Sauerland, Mr. Callahan, our former Chief Marketing Officer Remi Kent, and our former Claims President Michael D. Sieger
PEO Total Compensation Amount	$ 17,705,924	$ 16,377,514	$ 15,636,618	$ 12,748,826	$ 14,462,961
PEO Actually Paid Compensation Amount	$ 25,770,278	61,138,966	49,003,116	48,474,661	26,403,691
Adjustment To PEO Compensation, Footnote	To determine compensation actually paid, the following adjustments were made to reflect the increase or change in fair value of Stock Awards (defined below) under the circumstances set forth below:[a]

	2025	2024	2023	2022	2021
Closing stock price as of last trading day of year	$227.72	$239.61	$159.28	$129.71	$102.65
Deduction of the grant date fair value of awards reported in the “Stock Awards” column of the Summary Compensation Table (Stock Awards) for the covered fiscal year	$(11,000,278)	$(10,500,128)	$(10,000,106)	$(9,500,203)	$(9,500,212)
Addition of the year-end fair value of all Stock Awards granted during the covered fiscal year that are outstanding and unvested	16,475,484	22,068,144	20,662,548	16,357,106	12,631,713
Change in the year-end fair value (from prior year end) of all Stock Awards granted in any prior fiscal year that are outstanding and unvested	(313,546)	22,607,319	15,038,380	23,872,689	8,498,852
Change in the fair value (from prior year end to vesting date) of all Stock Awards granted in any prior fiscal year that vested	2,902,694	10,586,117	7,665,676	4,996,243	310,377
Total Adjustments	$8,064,354	$44,761,452	$33,366,498	$35,725,835	$11,940,730
[a] Beginning in 2025, the Stock Awards were granted under the 2024 Plan and include time-based and performance-based restricted stock unit awards. For each covered fiscal year, the additions and changes in fair value in the table above also reflect the value of any reinvested dividend equivalent units applicable to these Stock Awards in connection with dividends paid on the company’s common stock, and changes in the projected vesting factor for performance-based restricted stock unit awards. See “Executive Compensation – Summary Compensation Table,” “Executive Compensation – Narrative Disclosure to Summary Compensation Table and Grants of Plan-Based Awards Table,” “Executive Compensation – Outstanding Equity Awards at Fiscal Year-End,” and “Executive Compensation – Option Exercises and Stock Vested” for further discussion.

Non-PEO NEO Average Total Compensation Amount	$ 4,775,921	4,339,067	4,062,285	3,171,093	3,668,598
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,990,098	12,538,153	9,728,818	9,195,384	5,359,600
Adjustment to Non-PEO NEO Compensation Footnote	As described in Note 1, to determine compensation actually paid, the following adjustments (expressed as averages) were made to reflect the increase or change in fair value of Stock Awards under the circumstances set forth below:[a]

	2025	2024	2023	2022	2021
Deduction of the grant date fair value of Stock Awards for the covered fiscal year	$(2,247,211)	$(2,104,937)	$(2,003,269)	$(1,906,333)	$(2,134,497)
Addition of the year-end fair value of all Stock Awards granted during the covered fiscal year that are outstanding and unvested	3,080,661	4,042,343	3,782,595	3,359,339	2,755,577
Change in the year-end fair value (from prior year end) of all Stock Awards granted in any prior fiscal year that are outstanding and unvested	(209,902)	4,376,523	2,854,453	3,915,370	1,061,423
Change in the fair value (from prior year end to vesting date) of all Stock Awards granted in any prior fiscal year that vested	590,629	1,885,157	1,032,754	655,915	8,499
Total Adjustments	$1,214,177	$8,199,086	$5,666,533	$6,024,291	$1,691,002
[a] For additional information, see Note a to Note 1.

Compensation Actually Paid vs. Total Shareholder Return
Cumulative TSR As shown in the Pay Versus Performance Table, our TSR increased over the covered periods from $110.82 to $254.12. During most of the covered fiscal years, our cumulative TSR outpaced the TSR of our chosen peer group, the S&P 500 P/C Group. TSR is the cumulative value at the end of each covered period, assuming $100 was invested at the close of trading on December 31, 2020.
As noted above, the compensation actually paid amounts to our NEOs during the covered periods reflected changes in the fair value of our time-based and performance-based restricted stock unit awards. These amounts increased compensation actually paid, as compared to the values reflected in the Summary Compensation Table totals, for each NEO during each covered year.
We do not include TSR as a performance measure in our executive compensation program. Rather, we focus on our stated operating and investment goals and allow TSR to reflect our achievement of those goals. However, we do provide a high percentage of total compensation to our NEOs in the form of equity awards. Accordingly, as our stock price increases (and TSR likewise increases), we expect that the compensation actually paid amounts to our NEOs will generally increase proportionately. Short-term stock price movements affect TSR, including in 2025, while our compensation philosophy and business decisions remain focused on creating an enduring business and long-term shareholder value.

Compensation Actually Paid vs. Net Income
Net Income As a property-casualty insurance company, we have earnings from both underwriting activity and investment operations. We believe that our shareholder value will be increased in the long run if we continue to focus on profitable growth of our insurance operations and the relative performance of our fixed-maturity portfolio. Net income, which includes the impact of market fluctuations on our equity investments, increased in 2025, reflecting profitable underwriting and investment results.
Due to our long-term focus on our insurance operations, we make business decisions and set annual targets that are designed to enhance the longer-term performance of those operations. Accordingly, the trends in the compensation actually paid amounts to our NEOs may not correlate with net income as we do not use net income as a performance measure in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures
Compensation Actually Paid As shown in the Pay Versus Performance Table, compensation actually paid decreased sizably in 2025, after increasing in 2024 and remaining relatively consistent in 2023 and in 2022. The variation in these amounts during the covered periods reflected changes to the fair value of our time-based and performance-based restricted stock unit awards, the additional value of any new reinvested dividend equivalent units applicable to these awards, and changes in the projected vesting factor for performance-based awards.
Combined Ratio We have selected our combined ratio as the “company-selected measure” for the Pay Versus Performance Table because it supports a strong pay-for-performance linkage and further aligns our executives’ interests with those of our shareholders. A fundamental tenet of our executive compensation program continues to be to support our long-standing companywide goal of growing as fast as we can at a 96 or better combined ratio while continuing to deliver high-quality customer service. We strongly believe that achieving our target profit margin takes precedence over growing premiums in years where we are challenged to achieve both, as was the case in both 2022 and 2023.

Our Gainshare program is designed to support our long-standing companywide goal. Gainshare payments each year, if any, are based in part on the profitability of our insurance businesses, on a weighted-average basis, through our combined ratio performance measure. Accordingly, in years where our combined ratio is higher, the payouts under the Gainshare program are adversely impacted. During all of the covered fiscal years, we satisfied our goal of achieving a 96 or better combined ratio on a companywide basis, although not all of our insurance businesses achieved this target. The 2025 Gainshare payout reflects satisfying or exceeding our combined ratio targets for all of our insurance businesses. Because Gainshare is a cash incentive program, the value applicable to Gainshare payouts is the same in both the Summary Compensation Table total and the compensation actually paid columns in the Pay Versus Performance Table.
Additionally, our annual performance-based restricted stock unit awards (performance versus market insurance results) include a profitability requirement of a combined ratio of 96 or better over the most recent 12-month period when the vesting is determined. The profitability requirement was met for the awards that vested in each of the years shown. The vesting of these awards was included in the applicable compensation actually paid column in the Pay Versus Performance Table and reflected changes in the fair value of these awards as described above.

Total Shareholder Return Vs Peer Group
Relationship Between Our Cumulative TSR and our Peer Group’s Cumulative TSR
The following graph compares the cumulative TSR of Progressive’s Common Shares (PGR) to the cumulative TSR of our chosen peer group for the last five years, assuming $100 was invested at the close of trading on December 31, 2020.

For the years ended December 31,	2021	2022	2023	2024	2025
PGR	$110.82	$140.52	$173.05	$261.98	$254.12
S&P 500 P/C Group	117.51	139.68	154.70	209.20	228.85

Tabular List, Table

Name	Combined Ratio	Premium Growth	3-Year Return Fixed- Income Portfolio	Policies In Force (PIF) Growth
Susan Patricia Griffith	✔	✔	✔	✔
John P. Sauerland	✔	✔	✔	✔
Patrick K. Callahan	✔	✔		✔
Karen B. Bailo	✔	✔		✔
John Murphy	✔	✔		✔

Total Shareholder Return Amount	$ 254.12	261.98	173.05	140.52	110.82
Peer Group Total Shareholder Return Amount	228.85	209.20	154.70	139.68	117.51
Net Income (Loss)	$ 11,300,000,000	$ 8,500,000,000	$ 3,900,000,000	$ 700,000,000	$ 3,400,000,000
Company Selected Measure Amount	87.4	88.8	94.9	95.8	95.3
PEO Name	Mrs. Griffith
Additional 402(v) Disclosure	Total shareholder return is cumulative for the measurement periods beginning on December 31, 2020, and ending on the last fiscal day in 2025, 2024, 2023, 2022, and 2021, respectively, assuming $100 was invested at the close of trading on December 31, 2020.
[4] Our peer group is the Standard & Poor’s 500 Property & Casualty Insurance Index (S&P 500 P/C Group).

Measure:: 1
Pay vs Performance Disclosure
Name	Combined Ratio
Non-GAAP Measure Description	Combined ratio is the complement of our underwriting margin. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned. The pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues less losses and loss adjustment expenses, policy acquisition costs, other underwriting expenses, and for 2025, policyholder credit expense.
Measure:: 2
Pay vs Performance Disclosure
Name	Premium Growth
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Return Fixed- Income Portfolio
Measure:: 4
Pay vs Performance Disclosure
Name	Policies In Force (PIF) Growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,064,354	$ 44,761,452	$ 33,366,498	$ 35,725,835	$ 11,940,730
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000,278)	(10,500,128)	(10,000,106)	(9,500,203)	(9,500,212)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,475,484	22,068,144	20,662,548	16,357,106	12,631,713
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,546)	22,607,319	15,038,380	23,872,689	8,498,852
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,902,694	10,586,117	7,665,676	4,996,243	310,377
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,214,177	8,199,086	5,666,533	6,024,291	1,691,002
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,247,211)	(2,104,937)	(2,003,269)	(1,906,333)	(2,134,497)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,080,661	4,042,343	3,782,595	3,359,339	2,755,577
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209,902)	4,376,523	2,854,453	3,915,370	1,061,423
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 590,629	$ 1,885,157	$ 1,032,754	$ 655,915	$ 8,499